UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-23319

Carlyle Tactical Private Credit Fund
(Exact Name of Registrant as Specified In Its Charter)

One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Address of principal executive offices) (Zip Code)

Joshua Lefkowitz, Esq.
Chief Legal Officer, Carlyle Tactical Private Credit Fund
One Vanderbilt Avenue, Suite 3400
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (833) 677-3646

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record.

FORM N-PX

ICA File Number:	811-23319

Registrant Name:	Carlyle Tactical Private Credit Fund

Reporting Period:	07/01/2022 – 06/30/2023

Issuer: SINCH AB Meeting Date: 5/17/2023 Ticker: CLCMF CUSIP/Security ID: W835AF448
Proposal No.	Proposal	Proposed By	Mgmt. Recommendation	Vote Cast
2.1	Appointment of Erik Fröberg, or, in his absence, the person designated by the nomination committee as chairman of the meeting	Management	For	Abstain
3.1	Election of Jonas Fredriksson, who represents Neqst D2 AB or, in his absence, the person designated by the board of directors	Management	For	Abstain
4	Preparation and approval of the voting list	Management	For	Abstain
5	Approval of the agenda	Management	For	Abstain
6	Determination that the meeting has been duly convened	Management	For	Abstain
8(a)	Resolution on adoption of the profit and loss statement and the balance sheet as well as the consolidated profit and loss statement and consolidated balance sheet	Management	For	Abstain
8(b)	Resolution on appropriation of the Company’s profit or loss according to the adopted balance sheet	Management	For	Abstain
8(c)	Resolution on discharge from liability towards the Company of the members of the board of directors and the CEO (including the deputy CEO):	Management	—	—
8(c)(i)	Erik Fröberg (chairman of the board)	Management	For	Abstain
8(c)(ii)	Björn Zethraeus (board member)	Management	For	Abstain
8(c)(iii)	Bridget Cosgrave (board member)	Management	For	Abstain
8(c)(iv)	Hudson Smith (board member)	Management	For	Abstain
8(c)(v)	Johan Stuart (board member)	Management	For	Abstain
8(c)(vi)	Renée Robinson Strömberg (board member)	Management	For	Abstain
8(c)(vii)	Luciana Carvalho (board member)	Management	For	Abstain
8(c)(viii)	Johan Hedberg (CEO)	Management	For	Abstain
8(c)(ix)	Oscar Werner (CEO)	Management	For	Abstain
8(c)(x)	Robert Gerstmann (deputy CEO)	Management	For	Abstain
9.1	Resolution on the number of members of the board of directors and deputy members	Management	For	Abstain
9.2	Resolution on the number of auditors and deputy auditors	Management	For	Abstain

10.1	Resolution on remuneration to the board of directors	Management	For	Abstain
10.2	Resolution on remuneration to the auditors	Management	For	Abstain
11	Election of members of the board of directors, chairman of the board of directors and auditors:	Management	—	—
11.i	Erik Fröberg (Chairman, re-election)	Management	For	Abstain
11.ii	Renée Robinson Strömberg (re-election)	Management	For	Abstain
11.iii	Johan Stuart (re-election)	Management	For	Abstain
11.iv	Björn Zethraeus (re-election)	Management	For	Abstain
11.v	Bridget Cosgrave (re-election)	Management	For	Abstain
11.vi	Hudson Smith (re-election)	Management	For	Abstain
11.vii	Deloitte AB (re-election)	Management	For	Abstain
12	Resolution on the principles for the work of the nomination committee and instructions for the nomination committee	Management	For	Abstain
13	Resolution on guidelines for compensation to senior executives	Management	For	Abstain
14	Resolution on approval of the remuneration report	Management	For	Abstain
15	Resolution on authorization for the board of directors to resolve on new issues of shares	Management	For	Abstain
16	Resolution on implementation of long-term incentive program 2023 (LTI 2023), issue and transfer of warrants to participants in LTI 2023 and issue of warrants to secure delivery of shares upon exercise of employee stock options granted under LTI 2023	Management	For	Abstain

SIGNATURES

Pursuant to the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Carlyle Tactical Private Credit Fund

/s/ Brian Marcus
By: Brian Marcus
Principal Executive Officer
Date: August 30, 2023